Income Taxes (Details) - Schedule of significant components of the deferred tax liabilities and assets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Significant Components of the Deferred Tax Liabilities and Assets [Abstract]
Accelerated depreciation	$ 45,613	$ 45,858
Net operating loss carryforwards	6,854,757	5,461,370	2,483,436
Less: valuation allowance	(6,854,757)	(5,461,370)	(2,483,436)
Total
Deferred tax liabilities, net	$ 45,613	$ 45,858